UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4626

Tax-Free Trust of Oregon
(Exact name of Registrant as specified in charter)

   380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

  Joseph P. DiMaggio
  380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 9/30

Date of reporting period: 9/30/10

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS

Annual Report
September 30, 2010

TAX-FREE TRUST OF OREGON A tax-free income investment

Serving Oregon Investors For More Than Two Decades Tax-Free Trust of Oregon “Consistency”

November, 2010

Dear Fellow Shareholder:

     When we created Tax-Free Trust of Oregon 24 years ago, we started with a few simple goals as our building blocks.

•	To create a tax-free product specifically designed for Oregon residents, like you; while recognizing your need to preserve capital.

•	To keep you well informed, while communicating with you in simple, straight-forward language -no jargon - financial or otherwise; and

•	To treat you, our fellow shareholders, as we ourselves would like to be treated – like individuals, not just as account numbers.

     Over the years, we have consistently sought ways to serve you better. As such, we have added various conveniences and features to your Trust in an effort to keep pace with your changing needs and expectations. At the same time, we have always kept our basic goals or building blocks in mind –the core of which is you, our shareholders.

We have, therefore, never lost sight of the fact that it is:

– Your money,

– Invested in your Trust,

– Invested right here in projects in your communities.

     And, we haven’t forgotten the strategy that we first formulated in an effort to make your Trust’s performance as consistent as possible:

•	stick with high-quality investments,

•	keep an intermediate maturity for the Trust’s portfolio,

•	diversify investments around the state, and

•	utilize the expertise of local talent – Trustees, Officers, and portfolio management.

NOT A PART OF THE ANNUAL REPORT

     So, while change is inevitable, we firmly believe that we should never lose sight of our core building blocks. We believe our disciplined approach toward consistency has served you well over the years. And, we believe consistency will continue to serve us well over the future. After all consistency is what you expect from our management of your Trust.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann Vice Chair and President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE ANNUAL REPORT

Serving Oregon Investors for More Than Two Decades Tax-Free Trust of Oregon ANNUAL REPORT Management Discussion

     In the past 12 months there has been a deluge of information regarding the fiscal health of municipalities. Economists, politicians, municipal industry analysts, think tanks, and even equity analysts have written and publicized their opinions as to the fiscal state of municipalities. While no one questions the fiscal stress that municipalities are experiencing, and will likely continue to experience, the ultimate outcome is strongly debated. Concerns for the past year have been well documented as budget struggles seem to be reported daily. Leaders in Oregon have had to address budget shortfalls numerous times as revenue continues to fall short of what was expected.

     Despite all the negative press, municipal bonds continue to perform and pay tax-free income. The Trust’s net asset value (Class A shares) started the fiscal year at $11.05, saw some weakness in October, November, and December and then started a slow progression to end the current fiscal year at $11.18 per share. This was near the fiscal year high of $11.22 reached a couple of times in late August and early September. The fiscal year low of $10.81 was seen in mid-November 2009. The September 30, 2010 net asset value of $11.18 provided a small return on principal, but more importantly the income return was $0.40 per share versus $0.42 per share for the 2009 fiscal year. As such, our 12-month total return for Class A shares was 4.95%, without sales charge.

     While the Class A Shares total return of 4.95% was less than the 13.74% return of fiscal year 2009 (without sales charge) we view the total return in fiscal 2010 very positively. Our objective remains to seek to provide you as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. It appears that we did just that in the fiscal year that ended on September 30, 2010. We have consistently provided annual income of at least $0.40 per share or more for the last five years.

     Holding the income per share consistent has been proving to be more difficult as bond calls and older holdings mature and the proceeds are reinvested in a lower interest rate environment. The high absolute yields seen during late 2008 and 2009 were fleeting, but some of the ramifications are still seen in the market. One example is a much steeper yield curve. Investors expect to be paid a higher rate of return for adding the risk of higher interest rates in the future. At fiscal year-end 2010 the difference between investing in one year maturities (0.3%) and investing in 30 year maturities (3.70%) was 340 basis points (bps). At the end of the 2007 fiscal year this difference was a mere 103 bps. At fiscal year-end 2007 the average maturity of the portfolio was 11.37 years versus the 13.95 average maturity at fiscal year-end 2010. Investors are being paid more to buy bonds with longer maturities and the Trust has extended portfolio maturities in an effort to maintain income.

MANAGEMENT DISCUSSION (continued)

     In addition to the investor being paid to extend into longer maturities, the premium that lower rated issuers must pay to investors has also increased. This is called the credit spread. In other words, investors expect to be paid more to take on a greater credit risk. We only have to look back to 2008 to see how different asset classes respond when the economy is struggling. What are perceived to be the strongest credits, U.S. Treasuries, are currently in great demand and when bond prices rise, yields decrease. This is the type of market that may create opportunities for an investor who is prepared to take advantage of them as they occur. We believe we were able to do that as the Portfolio Manager and the Credit Analysts routinely monitor Oregon credits so that when attractive issues came to market we were able to invest. We did add some lower rated credits during the period to augment the income in the portfolio while maintaining the overall high credit quality of the Trust. The role of the Credit Analyst is even more crucial given the current economic environment, the diminished role of bond insurance companies and the fact that rating agency methodologies are being questioned.

     Opinions regarding the future direction of the economy over the next year are extremely muddled at best. The debate between professional economic pundits is mixed and has stimulated some heated, and highly-publicized discussions. We currently have positively sloped yield curves in the Treasury market and the municipal market, with long-term rates substantially higher than short-term rates. The slope of the Treasury yield curve historically has been a leading indicator of economic activity. A sharply positive curve generally indicates that investors are anticipating higher inflation from perceived future economic growth. Although we believe that growth will be positive, we do not expect a sharp increase in the economic growth rate, but rather slow forward momentum. The severity of the economic slowdown in unemployment and housing will take time to work itself through the system. Our expectation is that interest rates, while biased to increase, will not do so on a substantial scale over the next fiscal year.

     Over the coming months, we expect to see a recovery and some reestablishment of a foundation from which economic growth will develop. Oregon and its municipalities will likely continue to struggle with budgets and are also likely to have lower revenues to support infrastructure and municipal services. Historically, municipal coffers are one of the last benefactors of increased economic growth as tax revenues generally take time to work their way through the system. We have always sought to not only review each credit in the portfolio but also to take a conservative approach to our evaluations.

     As always, our goal is to seek to provide as high a level of current income exempt from State and Federal income taxes as is consistent with preservation of capital.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2010 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

	Average Annual Total Return for periods ended September 30, 2010
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 6/16/86)
With Maximum Sales Charge	0.76%	3.62%	4.62%	5.71%
Without Sales Charge	4.95	4.46	5.05	5.89
Class C (commenced operations on 4/5/96)
With CDSC	3.04	3.58	4.16	4.15
Without CDSC	4.07	3.58	4.16	4.15
Class Y (commenced operations on 4/5/96)
No Sales Charge	5.21	4.64	5.21	5.20
Barclays Capital Index	5.43	5.31	5.32	5.96	*	(Class A)
				5.28		(Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Oregon as of September 30, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 24, 2010

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon General Obligation Bonds (44.3%)	(unaudited)	Value
	Benton and Linn Counties, Oregon School District
	#509J (Assured Guaranty Municipal Corp. Insured)
$4,670,000	5.000%, 06/01/21 pre-refunded	Aa1/NR/NR	$5,196,075
	Central Oregon Community College District
	(School Bond Guaranty Program)
1,850,000	4.750%, 06/15/22	NR/AA/NR	2,135,658
2,195,000	4.750%, 06/15/23	NR/AA/NR	2,517,950
2,175,000	4.750%, 06/15/26	NR/AA/NR	2,444,352
	Chemeketa, Oregon Community College District
	(Financial Guaranty Insurance Corporation Insured)
1,385,000	5.500%, 06/01/14 Escrowed to Maturity	NR/NR/NR*	1,589,841
	Chemeketa, Oregon Community College District
	(School Bond Guaranty Program)
1,010,000	5.500%, 06/15/24	NR/AA/NR	1,189,134
1,235,000	5.000%, 06/15/25	NR/AA/NR	1,398,094
1,540,000	5.000%, 06/15/26	NR/AA/NR	1,734,379
	City of Lake Oswego, Oregon Series A
3,000,000	4.500%, 12/01/34	Aa1/AAA/NR	3,131,010
	Clackamas, Oregon Community College District
	(National Public Finance Guarantee Insured)
1,535,000	5.000%, 05/01/25	Aa3/AA/NR	1,676,588
	Clackamas County, Oregon School District #12 (North
	Clackamas) Convertible Capital Appreciation Bonds
	(Assured Guaranty Municipal Corp. Insured) (School
	Bond Guaranty Program) (converts to a 5% coupon
	on 06/15/11)
8,000,000	zero coupon, 06/15/27 Series B	Aa1/AAA/NR	8,453,520
9,250,000	zero coupon, 06/15/29	Aa1/AAA/NR	9,677,165
	Clackamas County, Oregon School District #46
	(Oregon Trail) (School Bond Guaranty Program)
1,000,000	5.000%, 06/15/22	NR/AA/NR	1,155,330
1,865,000	5.000%, 06/15/28 Series A	NR/AA/NR	2,070,094
1,800,000	5.000%, 06/15/29 Series A	NR/AA/NR	1,989,432
2,000,000	4.500%, 06/15/30	Aa1/AAA/NR	2,090,400
3,115,000	4.750%, 06/15/31	Aa1/AAA/NR	3,284,549
2,000,000	5.000%, 06/15/32 Series A	NR/AA/NR	2,174,640
3,780,000	4.750%, 06/15/32 Series A	NR/AA/NR	4,029,140

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon General Obligation Bonds (continued)	(unaudited)	Value
	Clackamas County, Oregon School District #86 (Canby)
	(Assured Guaranty Municipal Corp. Insured)
$2,240,000	5.000%, 06/15/19	Aa1/AAA/NR	$2,508,666
	Clackamas County, Oregon School District #108
	(Estacada) (Assured Guaranty Municipal
	Corp. Insured)
1,295,000	5.375%, 06/15/17 pre-refunded	Aa3/AAA/NR	1,340,364
2,000,000	5.000%, 06/15/25 pre-refunded	Aa3/AAA/NR	2,064,860
	Clackamas County, Oregon School District #115
	(Gladstone) (National Public Finance Guarantee
	Insured) (State School Bond Guaranty Program)
5,000,000	zero coupon, 06/15/27	Baa1/AA/NR	2,358,300
	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	705,472
	Clackamas & Washington Counties, Oregon School
	District No. 003 (West Linn-Wilsonville) (School
	Bond Guaranty Program)
1,110,000	5.000%, 06/15/26	Aa1/AA/NR	1,263,258
500,000	5.000%, 06/15/34	Aa1/AA/NR	543,275
	Clackamas & Washington Counties, Oregon School
	District #3J (West Linn - Wilsonville) (State School
	Bond Guaranty Program)
2,850,000	5.000%, 06/15/27	Aa1/AA/NR	3,224,974
2,000,000	4.500%, 06/15/29	Aa1/AA/NR	2,153,380
1,965,000	5.000%, 06/15/30	Aa1/AA/NR	2,182,663
2,000,000	4.750%, 06/15/32	Aa1/AA/NR	2,161,000
3,000,000	5.000%, 06/15/33	Aa1/AA/NR	3,266,580
	Columbia County, Oregon School District #502
	(National Public Finance Guarantee Financial
	Guaranty Insurance Corporation Insured)
2,070,000	zero coupon, 06/01/15	Aa3/A/NR	1,829,549
	Columbia & Washington Counties, Oregon School
	District #47J (Vernonia) (State School Bond
	Guaranty Program)
3,430,000	5.00%, 06/15/27	NR/AA/NR	3,934,793

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon General Obligation Bonds (continued)	(unaudited)	Value
	Deschutes County, Oregon (Assured Guaranty
	Municipal Corp. Insured)
$2,260,000	5.000%, 12/01/16	Aa2/NR/NR	$2,445,704
	Deschutes County, Oregon Administrative School
	District #1 (Bend-LaPine) (Assured Guaranty
	Municipal Corp. Insured)
1,300,000	5.500%, 06/15/16 pre-refunded	Aa1/NR/NR	1,346,670
1,355,000	5.500%, 06/15/18 pre-refunded	Aa1/NR/NR	1,403,645
3,000,000	5.125%, 06/15/21 pre-refunded	Aa1/NR/NR	3,099,900
	Deschutes County, Oregon School District #6 (Sisters)
	(Assured Guaranty Municipal Corp. Insured)
1,735,000	5.250%, 06/15/19	Aa3/AAA/NR	2,099,680
1,030,000	5.250%, 06/15/21	Aa3/AAA/NR	1,254,334
	Deschutes and Jefferson Counties, Oregon School
	District #02J (Redmond) (National Public Finance
	Guarantee- Financial Guaranty Insurance
	Corporation Insured)
1,000,000	5.000%, 06/15/21	Aa1/NR/NR	1,079,590
2,330,000	zero coupon, 06/15/22	Aa1/NR/NR	1,536,891
	Deschutes and Jefferson Counties, Oregon School
	District #02J (Redmond) (School Bond Guaranty
	Program)
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	642,778
2,775,000	zero coupon, 06/15/29	Aa1/NR/NR	1,280,524
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,899,300
	Gresham, Oregon (Assured Guaranty Municipal
	Corp. Insured)
1,155,000	5.375%, 06/01/18	Aa3/NR/NR	1,227,303
	Independence, Oregon City Hall Project (Assured
	Guaranty Municipal Corp. Insured)
2,435,000	5.00%, 06/15/30	NR/AAA/NR	2,643,217
	Jackson County, Oregon School District #4
	(Phoenix-Talent) (Assured Guaranty Municipal
	Corp. Insured)
1,395,000	5.500%, 06/15/18 pre-refunded	Aa3/AAA/NR	1,445,583

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon General Obligation Bonds (continued)	(unaudited)	Value
	Jackson County, Oregon School District #9 (Eagle
	Point) (National Public Finance Guarantee Insured)
$2,080,000	5.500%, 06/15/15	Aa1/NR/NR	$2,417,771
1,445,000	5.500%, 06/15/16	Aa1/NR/NR	1,719,304
	Jackson County, Oregon School District #9 (Eagle
	Point) (State School Bond Guaranty Program)
1,120,000	5.625%, 06/15/17 pre-refunded	Aa1/NR/NR	1,161,574
1,880,000	5.000%, 06/15/21 pre-refunded	Aa1/NR/NR	1,941,645
	Jackson County, Oregon School District #549
	(Medford) (State School Bond Guaranty Program)
1,750,000	5.000%, 06/15/12	Aa1/NR/NR	1,880,848
	Jackson County, Oregon School District #549C
	(Medford) (Assured Guaranty Municipal Corp.
	Insured)
2,000,000	4.750%, 12/15/29	Aa1/AAA/NR	2,145,860
3,000,000	5.000%, 12/15/32	Aa1/AAA/NR	3,234,390
	Jackson County, Oregon School District #549C
	(Medford) (School Bond Guaranty Program)
1,000,000	4.625%, 06/15/27	Aa1/AA/NR	1,075,270
1,000,000	4.625%, 06/15/30	Aa1/AA/NR	1,062,090
1,000,000	5.000%, 06/15/33	Aa1/AA/NR	1,077,280
	Jefferson County, Oregon School District #509J
	(National Public Finance Guarantee Financial
	Guaranty Insurance Corporation Insured)
1,215,000	5.250%, 06/15/14	NR/AA/NR	1,307,729
1,025,000	5.250%, 06/15/17	NR/AA/NR	1,104,130
	Josephine County, Oregon Three Rivers School District
	(Assured Guaranty Municipal Corp. Insured)
1,780,000	5.250%, 06/15/18 pre-refunded	Aa1/NR/NR	1,840,823
	Keizer, Oregon
2,270,000	5.200%, 06/01/31	A1/NR/NR	2,353,945
	Lane County, Oregon School District #19 (Springfield)
	(Assured Guaranty Municipal Corp. Insured)
3,425,000	zero coupon, 06/15/29	Aa1/NR/NR	1,443,501

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon General Obligation Bonds (continued)	(unaudited)	Value
	Linn County, Oregon School District #9 (Lebanon)
	(Financial Guaranty Insurance Corporation Insured)
	(State School Bond Guaranty Program)
$3,000,000	5.600%, 06/15/30 pre-refunded	NR/AA/NR	$3,386,490
	Linn County, Oregon School District #9 (Lebanon)
	(National Public Finance Guarantee Insured) (State
	School Bond Guaranty Program)
2,500,000	5.000%, 06/15/30	Baa1/AA/NR	2,537,975
	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,304,655
	Morrow County, Oregon School District #1 (Assured
	Guaranty Municipal Corp. Insured)
1,710,000	5.250%, 06/15/19	Aa3/AAA/NR	2,069,425
	Multnomah County, Oregon School District #7
	(Reynolds) (State School Bond Guaranty Program)
500,000	5.625%, 06/15/17 pre-refunded	Aa1/AA/NR	518,380
2,375,000	5.125%, 06/15/19 pre-refunded	Aa1/AA/NR	2,454,087
	Multnomah County, Oregon School District #7
	(Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,309,111
	Multnomah and Clackamas Counties, Oregon School
	District #10 (Gresham-Barlow) (Assured Guaranty
	Municipal Corp. Insured)
1,500,000	5.500%, 06/15/18 pre-refunded	Aa2/AAA/NR	1,554,390
4,275,000	5.250%, 06/15/19	Aa1/AAA/NR	5,210,797
2,650,000	5.000%, 06/15/21 pre-refunded	Aa2/AAA/NR	2,736,894
	Multnomah and Clackamas Counties, Oregon School
	District #28JT (Centennial) (Assured Guaranty
	Municipal Corp. Insured)
2,680,000	5.250%, 12/15/18	Aa1/NR/NR	3,249,473
	Multnomah and Clackamas Counties, Oregon School
	District #51J (Riverdale) (State School Bond
	Guaranty Program)
1,250,000	zero coupon, 06/15/31	NR/AA/NR	487,713
1,300,000	zero coupon, 06/15/32	NR/AA/NR	477,529
1,025,000	zero coupon, 06/15/33	NR/AA/NR	353,994

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon General Obligation Bonds (continued)	(unaudited)	Value
	Newport, Oregon Urban Renewal Obligations,
	Refunding, Series B
$565,000	4.500%, 06/15/22	NR/A+/NR	$624,291
	Newport, Oregon Wastewater Obligations,
	Refunding, Series A
525,000	4.250%, 06/15/22	NR/A+/NR	569,247
255,000	4.250%, 06/15/23	NR/A+/NR	274,949
	Oregon Coast Community College District (National
	Public Finance Guarantee Insured (State School
	Bond Guaranty Program)
1,590,000	5.250%, 06/15/17	Aa1/NR/NR	1,799,800
	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA/AA	1,373,208
	Oregon State Department of Administrative Services,
	Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA/AA+	7,518,509
	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,881,844
	Polk, Marion & Benton Counties, Oregon School
	District #13J (Central) (Assured Guaranty Municipal
	Corp. Insured)
1,520,000	5.000%, 06/15/21	Aa3/AAA/NR	1,710,927
	Polk Marion & Benton Counties, Oregon School
	District No. 13J (Central) Series B (State School
	Bond Guaranty Program)
5,650,000	zero coupon, 06/15/32	NR/AA/NR	2,124,400
	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,678,244
8,055,000	4.350%, 06/01/23	Aa1/NR/NR	8,378,408
	Portland, Oregon Community College District
	Financial Guaranty Insurance Corporation Insured)
1,395,000	5.000%, 06/01/17 pre-refunded	Aa1/AA/NR	1,437,715
	Redmond, Oregon Terminal Expansion Project
500,000	5.000%, 06/01/34	A1/NR/NR	511,965
	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	1,915,742

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon General Obligation Bonds (continued)	(unaudited)	Value
	Salem-Keizer, Oregon School District #24J (Assured
	Guaranty Municipal Corp. Insured)
$1,000,000	5.000%, 06/15/19	Aa1/AAA/NR	$1,119,950
	Salem-Keizer, Oregon School District #24J (State
	School Bond Guaranty Program)
4,000,000	zero coupon, 06/15/28	Aa1/AA/NR	1,871,160
3,090,000	zero coupon, 06/15/29	Aa1/AA/NR	1,362,134
3,500,000	zero coupon, 06/15/30	Aa1/AA/NR	1,456,945
	State of Oregon
500,000	6.000%, 10/01/29	Aa1/AA/AA+	594,510
	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA/AA+	706,307
2,000,000	5.000%, 08/01/21	Aa1/AA/AA+	2,219,020
500,000	5.750%, 08/01/29 Series A	Aa1/AA/AA+	587,210
1,000,000	5.000%, 08/01/34	Aa1/AA/AA+	1,101,100
1,000,000	5.000%, 08/01/38	Aa1/AA/AA+	1,092,520
	State of Oregon Veterans' Welfare
495,000	5.200%, 10/01/18	Aa1/AA/AA+	495,505
550,000	4.800%, 12/01/22	Aa1/AA/AA+	590,073
400,000	4.900%, 12/01/26	Aa1/AA/AA+	417,744
	The Dalles, Oregon
230,000	4.000%, 06/01/20	NR/A+/NR	247,742
155,000	4.000%, 06/01/21	NR/A+/NR	165,528
130,000	4.125%, 06/01/22	NR/A+/NR	139,107
100,000	4.200%, 06/01/23	NR/A+/NR	107,160
	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,085,890
	Wasco County, Oregon School District #12 (The Dalles)
	(Assured Guaranty Municipal Corp. Insured)
1,400,000	5.500%, 06/15/17	Aa3/AAA/NR	1,711,430
1,790,000	5.500%, 06/15/20	Aa3/AAA/NR	2,237,446
	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,786,091

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon General Obligation Bonds (continued)	(unaudited)	Value
	Washington County, Oregon School District #15
	(Forest Grove) (Assured Guaranty Municipal Corp.
	Insured)
$1,760,000	5.375%, 06/15/16 pre-refunded	Aa1/NR/NR	$1,821,653
2,000,000	5.000%, 06/15/21 pre-refunded	Aa1/NR/NR	2,064,860
	Washington County, Oregon School District #48J
	(Beaverton) (Assured Guaranty Corporation Insured)
1,280,000	5.000%, 06/01/31	Aa2/AAA/NR	1,405,210
1,000,000	5.125%, 06/01/36	Aa2/AAA/NR	1,086,140
	Yamhill County, Oregon School District #40
	(McMinnville) (Assured Guaranty Municipal Corp.
	Insured) (School Bond Guaranty Program)
1,205,000	5.000%, 06/15/19	Aa1/NR/NR	1,408,199
1,375,000	5.000%, 06/15/22	Aa1/NR/NR	1,565,644
	Total State of Oregon General Obligation Bonds		232,542,204

	State of Oregon Revenue Bonds (49.6%)

	Airport Revenue Bonds (0.3%)
	Jackson County, Oregon Airport Revenue (Syncora
	Guarantee, Inc.)
750,000	5.250%, 12/01/32	Baa1/NR/NR	756,623
	Redmond, Oregon Airport Revenue
550,000	6.000%, 06/01/34	Baa3/NR/NR	572,919
	Total Airport Revenue Bonds		1,329,542

	Certificates of Participation Revenue Bonds (5.8%)
	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA-/AA	3,642,976
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA-/AA	2,386,684
5,000,000	5.125%, 05/01/33	Aa2/AA-/AA	5,393,400
	Oregon State Department of Administration Services
	(American Municipal Bond Assurance Corp. Insured)
500,000	5.375%, 05/01/14 pre-refunded	Aa2/AA-/AA	519,575

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon Revenue Bonds (continued)	(unaudited)	Value
	Oregon State Department of Administrative Services
	(Assured Guaranty Municipal Corp. Insured)
$2,280,000	4.500%, 11/01/32	Aa2/AAA/AA	$2,342,495
1,645,000	4.750%, 05/01/33	Aa2/AAA/AA	1,710,701
	Oregon State Department of Administrative Services
	(National Public Finance Guarantee- Financial
	Guaranty Insurance Corporation Insured)
2,000,000	5.000%, 11/01/20	Aa2/AA-/AA	2,229,700
2,660,000	5.000%, 11/01/23	Aa2/AA-/AA	2,945,471
2,945,000	5.000%, 11/01/24	Aa2/AA-/AA	3,238,793
1,475,000	5.000%, 11/01/26	Aa2/AA-/AA	1,608,532
3,880,000	5.000%, 11/01/27	Aa2/AA-/AA	4,213,486
	Total Certificates of Participation Revenue Bonds		30,231,813

	Development Revenue Bonds (1.1%)
	Oregon State Bond Bank Revenue, Oregon Economic
	& Community Development Series A
250,000	4.750%, 01/01/34	Aa3/AA+/NR	262,498
	Portland, Oregon Economic Development (Broadway
	Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,660,300
	Total Development Revenue Bonds		5,922,798

	Hospital Revenue Bonds (11.4%)
	Clackamas County, Oregon Hospital Facilities
	Authority (Legacy Health System)
4,025,000	5.250%, 05/01/21	A2/A+/NR	4,103,689
	Clackamas County, Oregon Hospital Facility Authority
	(Legacy Health System) Series A
750,000	5.500%, 07/15/35	A2/A+/NR	800,978
	Deschutes County, Oregon Hospital Facilities Authority
	(Cascade Health)
2,000,000	5.600%, 01/01/27 pre-refunded	A3/NR/NR	2,127,600
3,500,000	8.000%, 01/01/28	A3/NR/NR	4,278,435
3,000,000	5.600%, 01/01/32 pre-refunded	A3/NR/NR	3,191,400

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal Amount	State of Oregon Revenue Bonds (continued)	Moody’s/S&P/Fitch (unaudited)	Value
	Deschutes County, Oregon Hospital Facilities Authority
	(Cascade Health) (American Municipal Bond
	Assurance Corp. Insured)
$3,250,000	5.375%, 01/01/35	A3/NR/NR	$3,458,227
	Medford, Oregon Hospital Facilities Authority Revenue
	Refunding, Asante Health Systems (Assured Guaranty
	Municipal Corp. Insured)
9,000,000	5.500%, 08/15/28	NR/AAA/NR	9,860,040
	Multnomah County, Oregon Hospital Facilities
	Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	556,540
2,000,000	5.125%, 09/01/40	NR/A/A	2,083,800
	Multnomah County, Oregon Hospital Facilities
	Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA/AA	1,489,454
	Multnomah County, Oregon Hospital Facilities
	Authority (Terwilliger Plaza Project)
1,250,000	5.250%, 12/01/36	NR/NR/NR*	1,146,937
	Oregon Health Sciences University Series B (National
	Public Finance Guarantee Insured)
1,400,000	5.250%, 07/01/15	A1/A/NR	1,404,158
	Oregon State Facilities Authority Revenue, Refunding,
	Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,115,420
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,197,100
1,000,000	4.750%, 03/15/24	A2/A+/NR	1,051,250
1,000,000	5.000%, 03/15/30	A2/A+/NR	1,045,150
	Oregon State Facilities Authority Revenue, Refunding,
	Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,555,950
2,000,000	4.500%, 10/01/21	NR/A-/NR	2,078,340
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,615,821
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,872,167
2,000,000	5.000%, 10/01/30	NR/A-/NR	2,045,780

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon Revenue Bonds (continued)	(unaudited)	Value
	Salem, Oregon Hospital Facility Authority (Salem
	Hospital)
$2,000,000	5.750%, 08/15/23	NR/A+/A+	$2,231,120
3,300,000	4.500%, 08/15/30	NR/A+/A+	3,274,161
	State of Oregon Health Housing Educational and
	Cultural Facilities Authority (Peacehealth) (American
	Municipal Bond Assurance Corp. Insured)
1,835,000	5.250%, 11/15/17	NR/AA-/AA	1,903,023
1,430,000	5.000%, 11/15/32	NR/AA-/AA	1,450,792
	Total Hospital Revenue Bonds		59,937,332

	Housing, Educational and Cultural Revenue Bonds (8.6%)
	Forest Grove, Oregon Campus Improvement (Pacific
	University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,571,415
	Forest Grove, Oregon (Pacific University) (Radian
	Insured)
4,000,000	5.000%, 05/01/22	NR/BBB/NR	4,150,280
	Forest Grove, Oregon Student Housing (Oak Tree
	Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,432,772
	Oregon Health Sciences University (National Public
	Finance Guarantee Insured)
11,550,000	zero coupon, 07/01/21	A1/A/NR	7,093,779
2,890,000	5.250%, 07/01/22	A1/A/NR	2,965,834
	Oregon Health Science University Series A
4,500,000	5.750%, 07/01/39	A2/A/A	4,868,595
	Oregon State Facilities Authority Revenue (Linfield
	College Project), Series A 2005
2,115,000	5.000%, 10/01/25	Baa1/NR/NR	2,205,903
	Oregon State Facilities Authority Revenue (Linfield
	College Project), Series A 2010
1,220,000	5.000%, 10/01/31	Baa1/NR/NR	1,252,818
	Oregon State Facilities Authority Revenue (University
	of Portland)
5,000,000	5.000%, 04/01/32	NR/BBB+/NR	5,077,950

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon Revenue Bonds (continued)	(unaudited)	Value
	Oregon State Facilities Authority Revenue (Willamette
	University)
$1,000,000	4.000%, 10/01/24	NR/A/NR	$1,030,280
5,000,000	5.000%, 10/01/32	NR/A/NR	5,088,450
	State of Oregon Housing and Community Services
2,360,000	4.650%, 07/01/25	Aa2/NR/NR	2,412,180
1,885,000	5.350%, 07/01/30	Aa2/NR/NR	1,994,858
	Total Housing, Educational, and Cultural Revenue Bonds		45,145,114

	Transportation Revenue Bonds (5.2%)
	Oregon State Department Transportation Highway Usertax
3,025,000	5.500%, 11/15/18 pre-refunded	Aa1/AAA/AA+	3,343,563
2,555,000	5.375%, 11/15/18 pre-refunded	Aa1/AAA/AA+	2,569,538
1,200,000	5.000%, 11/15/22	Aa1/AAA/AA+	1,320,924
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,147,678
1,260,000	5.000%, 11/15/23	Aa1/AAA/AA+	1,382,825
4,545,000	5.125%, 11/15/26 pre-refunded	Aa1/AAA/AA+	4,987,865
2,155,000	5.000%, 11/15/28	Aa1/AAA/AA+	2,368,690
1,000,000	5.000%, 11/15/29	Aa1/AAA/AA+	1,071,180
2,165,000	4.500%, 11/15/32	Aa1/AAA/AA+	2,258,593
3,510,000	5.000%, 11/15/33	Aa1/AAA/AA+	3,835,588
	Tri-County Metropolitan Transportation District, Oregon
1,775,000	5.000%, 09/01/16	Aa2/AAA/NR	1,910,716
	Total Transportation Revenue Bonds		27,197,160

	Urban Renewal Revenue Bonds (2.3%)
	Portland, Oregon River District Urban Renewal and
	Redevelopment (American Municipal Bond
	Assurance Corp. Insured)
1,915,000	5.000%, 06/15/20	A2/NR/NR	2,015,882
	Portland, Oregon Urban Renewal and Redevelopment,
	Refunding, North Macadam, Series B
1,000,000	4.000%, 06/15/25	A1/NR/NR	987,910
	Portland, Oregon Urban Renewal Tax Allocation
	(American Municipal Bond Assurance Corp.
	Insured) (Convention Center)
1,150,000	5.750%, 06/15/18	Aa3/NR/NR	1,165,306
2,000,000	5.450%, 06/15/19	Aa3/NR/NR	2,026,100

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon Revenue Bonds (continued)	(unaudited)	Value
	Portland, Oregon Urban Renewal Tax Allocation
	(Interstate Corridor) (National Public Finance
	Guarantee- Financial Guaranty Insurance
	Corporation Insured)
$1,890,000	5.250%, 06/15/20	A2/NR/NR	$2,019,276
1,810,000	5.250%, 06/15/21	A2/NR/NR	1,920,971
2,030,000	5.000%, 06/15/23	A2/NR/NR	2,112,459
	Total Urban Renewal Revenue Bonds		12,247,904

	Utility Revenue Bonds (1.5%)
	Emerald Peoples Utility District, Oregon (Assured
	Guaranty Municipal Corp. Insured)
1,455,000	5.250%, 11/01/22	Aa3/NR/NR	1,590,199
	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	6,136,290
	Total Utility Revenue Bonds		7,726,489

	Water and Sewer Revenue Bonds (11.7%)
	Klamath Falls, Oregon Water (Assured Guaranty
	Municipal Corp. Insured)
1,575,000	5.500%, 07/01/16	Aa3/AAA/NR	1,790,444
	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA-/NR	2,786,675
	Lebanon, Oregon Wastewater (Assured Guaranty
	Municipal Corp. Insured)
1,000,000	5.700%, 03/01/20	Aa3/AAA/NR	1,003,500
	Molalla, Oregon Sewer Revenue Refunding
210,000	4.000%, 03/01/18	NR/A/NR	229,832
240,000	4.000%, 03/01/19	NR/A/NR	260,683
250,000	4.000%, 03/01/20	NR/A/NR	270,350
260,000	4.000%, 03/01/21	NR/A/NR	276,554
270,000	4.000%, 03/01/22	NR/A/NR	284,945
280,000	4.000%, 03/01/23	NR/A/NR	293,650
290,000	4.000%, 03/01/24	NR/A/NR	302,238
300,000	4.000%, 03/01/25	NR/A/NR	310,464

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon Revenue Bonds (continued)	(unaudited)	Value
	Portland, Oregon Sewer System
$5,000,000	5.000%, 06/15/33	Aa3/AA/NR	$5,386,400
	Portland, Oregon Sewer System (Assured Guaranty
	Municipal Corp. Insured)
2,760,000	5.250%, 06/01/17	Aa3/AAA/NR	3,021,593
4,595,000	5.000%, 06/01/17	Aa2/AAA/NR	5,244,319
3,470,000	5.000%, 06/01/21	Aa3/AAA/NR	3,721,991
	Portland, Oregon Sewer System (National Public
	Finance Guarantee Insured)
4,410,000	5.000%, 06/15/25	Aa3/AA/NR	4,844,120
4,630,000	5.000%, 06/15/26	Aa3/AA/NR	5,065,544
1,610,000	5.000%, 06/15/27	Aa3/AA/NR	1,762,322
	Portland, Oregon Water System (National Public
	Finance Guarantee Insured)
2,725,000	4.500%, 10/01/27	Aa1/NR/NR	2,883,159
	Portland, Oregon Water System Revenue, Refunding,
	Series A
1,920,000	4.000%, 05/01/14	Aaa/NR/NR	2,133,773
1,275,000	4.000%, 05/01/25	Aaa/NR/NR	1,358,500
	Salem, Oregon Water & Sewer (Assured Guaranty
	Municipal Corp. Insured)
1,000,000	5.375%, 06/01/15	Aa3/AAA/NR	1,160,880
	Sunrise Water Authority, Oregon (Assured Guaranty
	Municipal Corp. Insured)
2,630,000	5.000%, 03/01/19	Aa3/AAA/NR	2,835,271
1,350,000	5.250%, 03/01/24	Aa3/AAA/NR	1,444,432
	Sunrise Water Authority, Oregon (Syncora Guarantee,
	Inc.)
1,000,000	5.000%, 09/01/25	NR/NR/NR*	1,023,960
	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa2/AA-/NR	4,459,320
	Washington County, Oregon Clean Water Services
	(National Public Finance Guarantee- Financial
	Guaranty Insurance Corporation Insured)
995,000	5.000%, 10/01/13	Aa2/AA/NR	1,035,775
3,525,000	5.125%, 10/01/17	Aa2/AA/NR	3,658,809

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

		Rating
Principal		Moody’s/S&P/Fitch
Amount	State of Oregon Revenue Bonds (continued)	(unaudited)	Value
	Washington County, Oregon Clean Water Services
	(National Public Finance Guarantee Insured)
$2,235,000	5.250%, 10/01/15	Aa2/AA/NR	$2,644,675
	Total Water and Sewer Revenue Bonds		61,494,178

	Other Revenue Bonds (1.7%)
	Oregon State Department of Administration Services
	(Lottery Revenue)
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,775,275
	Oregon State Department of Administration Services
	(Lottery Revenue) (Assured Guaranty Municipal
	Corp. Insured)
2,700,000	5.000%, 04/01/19	Aa2/AAA/AA-	2,958,255
3,000,000	5.000%, 04/01/27	Aa2/AAA/AA-	3,292,020
	Total Other Revenue Bonds		9,025,550
	Total State of Oregon Revenue Bonds		260,257,880

	U.S. Territory (1.6%)
	Puerto Rico Commonwealth Aqueduct & Sewer
	Authority (Assured Guaranty Municipal Corporation
	Insured)
3,000,000	5.000%, 07/01/28	Aa3/AAA/BBB	3,214,290
	Puerto Rico Commonwealth General Obligation
	(National Public Finance Guarantee Insured)
1,270,000	6.000%, 07/01/28	A3/A/NR	1,387,158
	Puerto Rico Electric Power Authority
1,000,000	5.250%, 07/01/33	A3/BBB+/BBB+	1,043,830
	Puerto Rico Municipal Finance Agency (Assured
	Guaranty Municipal Corp. Insured)
500,000	5.250%, 08/01/16	Aa3/AAA/NR	527,445
	Puerto Rico Sales Tax Financing Corp., Sales Tax
	Revenue First Subordinate Series A
2,000,000	5.750%, 08/01/37	A1/A+/A+	2,178,720
	Total U.S. Territory Bonds		8,351,443

	Total Investments (cost $466,084,680-note 4)	95.5%	501,151,527
	Other assets less liabilities	4.5	23,814,343
	Net Assets	100.0%	$524,965,870

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

Fitch Rated ** AA *** A

Percent of
Portfolio Distribution by Quality Rating	Portfolio†
Aaa of Moody’s or AAA of S&P	25.0%
Pre-refunded bonds †† / Escrowed to Maturity bonds	11.0
Aa of Moody’s, AA of S&P or Fitch	41.7
A of Moody’s, S&P or Fitch	17.2
Baa of Moody’s or BBB of S&P	3.1
Not rated*	2.0
100.0%

†	Calculated using the highest rating of the three rating services.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

NR – Not Rated

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2010

ASSETS
Investments at value (cost $466,084,680)	$501,151,527
Cash	17,564,813
Interest receivable	6,868,219
Receivable for Trust shares sold	880,524
Other assets	24,290
Total assets	526,489,373
LIABILITIES
Payable for Trust shares redeemed	839,585
Dividends payable	431,850
Management fees payable	172,007
Distribution and service fees payable	2,449
Accrued expenses	77,612
Total liabilities	1,523,503
NET ASSETS	$524,965,870
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$469,510
Additional paid-in capital	489,309,674
Net unrealized appreciation on investments (note 4)	35,066,847
Undistributed net investment income	236,284
Accumulated net realized loss on investments	(116,445)
	$524,965,870

CLASS A
Net Assets	$400,433,222
Capital shares outstanding	35,806,772
Net asset value and redemption price per share	$11.18
Maximum offering price per share (100/96 of $11.18 adjusted to nearest cent)	$11.65

CLASS C
Net Assets	$29,255,813
Capital shares outstanding	2,618,382
Net asset value and offering price per share	$11.17
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$11.17	*

CLASS Y
Net Assets	$95,276,835
Capital shares outstanding	8,525,855
Net asset value, offering and redemption price per share	$11.18

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2010

Investment Income:

Interest income		$21,568,357

Expenses:

Management fees (note 3)	$1,973,984
Distribution and service fees (note 3)	827,093
Transfer and shareholder servicing agent fees	230,343
Trustees’ fees and expenses (note 7)	214,298
Legal fees (note 3)	158,225
Shareholders’ reports and proxy statements	88,064
Custodian fees (note 6)	37,468
Insurance	24,735
Auditing and tax fees	24,101
Registration fees and dues	17,403
Chief compliance officer (note 3)	4,504
Miscellaneous	35,052
	3,635,270
Expenses paid indirectly (note 6)	(1,239)
Net expenses		3,634,031
Net investment income		17,934,326

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	469,057
Change in unrealized appreciation on investments	6,367,757

Net realized and unrealized gain (loss) on investments		6,836,814
Net change in net assets resulting from operations		$24,771,140

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2010	Year Ended September 30, 2009

OPERATIONS:
Net investment income	$17,934,326	$16,788,363
Net realized gain (loss) from securities transactions	469,057	(404,931)
Change in unrealized appreciation (depreciation) on investments	6,367,757	38,092,055
Change in net assets resulting from operations	24,771,140	54,475,487

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(13,893,914)	(13,489,974)

Class C Shares:
Net investment income	(724,866)	(563,484)

Class Y Shares:
Net investment income	(3,389,719)	(2,684,060)
Change in net assets from distributions	(18,008,499)	(16,737,518)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	87,301,291	98,215,834
Reinvested dividends and distributions	10,787,566	9,702,017
Cost of shares redeemed	(56,381,161)	(68,906,971)
Change in net assets from capital share transactions	41,707,696	39,010,880

Change in net assets	48,470,337	76,748,849

NET ASSETS:
Beginning of period	476,495,533	399,746,684
End of period*	$524,965,870	$476,495,533

* Includes undistributed net investment income of:	$236,284	$355,792

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2010

1. Organization

     Tax-Free Trust of Oregon (the “Trust”) is a separate portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On January 31, 1998, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010

by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs –
Municipal Bonds*	501,151,527
Level 3 – Significant Unobservable Inputs	–
Total	$501,151,527

* See schedule of investments for a detailed listing of securities.

c)
Subsequent Events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010

basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Trust’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On September 30, 2010, the Trust decreased undistributed net investment income by $45,335 and increased paid-in capital by $45,335 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure became effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010

The second disclosure will become effective for fiscal year ends beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust’s net assets.

     FAF Advisors, Inc. (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of the Trust’s net assets (see note 12).

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010

principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the year ended September 30, 2010, distribution fees on Class A Shares amounted to $568,194 of which the Distributor retained $31,351.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended September 30, 2010, amounted to $194,174. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended September 30, 2010, amounted to $64,725. The total of these payments made with respect to Class C Shares amounted to $258,899 of which the Distributor retained $34,028.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such intermediaries. For the year ended September 30, 2010, total commissions on sales of Class A Shares amounted to $1,125,680 of which the Distributor received $206,772.

c) Other Related Party Transactions

     For the year ended September 30, 2010, the Trust incurred $158,225 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust’s ongoing operations. The Secretary of the Trust is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the year ended September 30, 2010, purchases of securities and proceeds from the sales of securities aggregated $79,523,814 and $44,063,201, respectively.

     At September 30, 2010, the aggregate tax cost for all securities was $465,848,396. At September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010

value over tax cost amounted to $35,796,888 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $493,757 for a net unrealized appreciation of $35,303,131.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

     At September 30, 2010 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended September 30, 2010 was $169,100. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the year ended September 30, 2010, such meeting-related expenses amounted to $45,198.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010

8. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	September 30, 2010		September 30, 2009
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	4,473,622	$48,902,418	4,697,244	$49,345,864
Reinvested dividends and
distributions	813,690	8,901,500	798,336	8,395,301
Cost of shares redeemed	(2,939,280)	(32,145,652)	(4,047,184)	(41,864,254)
Net change	2,348,032	25,658,266	1,448,396	15,876,911
Class C Shares:
Proceeds from shares sold	1,121,113	12,232,462	935,602	9,948,051
Reinvested dividends and
distributions	45,661	499,481	33,668	353,605
Cost of shares redeemed	(536,556)	(5,876,357)	(730,007)	(7,654,529)
Net change	630,218	6,855,586	239,263	2,647,127
Class Y Shares:
Proceeds from shares sold	2,395,679	26,166,411	3,693,383	38,921,919
Reinvested dividends and
distributions	126,770	1,386,585	90,565	953,111
Cost of shares redeemed	(1,682,972)	(18,359,152)	(1,875,683)	(19,388,188)
Net change	839,477	9,193,844	1,908,265	20,486,842
Total transactions in Trust
shares	3,817,727	$41,707,696	3,595,924	$39,010,880

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. At September 30, 2010, the Trust had a capital loss carry forward of $116,445 which expires in 2017.

     The tax character of distributions:

	Year Ended September 30,
	2010	2009
Net tax-exempt income	$17,862,526	$16,737,518
Ordinary income	145,973	–
Capital gain	–	–
	$18,008,499	$16,737,518

     As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$35,303,131
Undistributed tax-exempt income	431,850
Accumulated net loss on investments	(116,445)
Other temporary differences	(431,850)
$35,186,686

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing of distributions.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010

11. Ongoing Development

     The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade and several have had their ratings withdrawn by the rating agencies. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers.

12. Significant Event

     On July 28, 2010, U.S. Bancorp, the ultimate parent company of FAF Advisors, Inc., the Trust’s Sub-Adviser (the “Sub-Adviser”), agreed to sell a portion of the Sub-Adviser’s asset management business, including that part of its asset management business that sub-advises the Trust, to Nuveen Investments, Inc. The transaction is expected to close by the end of 2010.

     Under the terms of the Sub-Advisory Agreement between Aquila Investment Management LLC (the “Manager”) and the Sub-Adviser, as well as the provisions of the Investment Company Act of 1940, the closing of this transaction would cause the termination of the Sub-Advisory Agreement.

     The Board of Trustees and the Manager are reviewing the proposed transaction and will recommend actions that they believe are in the best interests of the Trust and its shareholders, which could include calling a special meeting of shareholders to consider approval of a new sub-advisory agreement.

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended September 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.05	$10.11	$10.68	$10.84	$10.91
Income (loss) from investment operations:
Net investment income	0.40 (1)	0.42 (1)	0.42 (1)	0.41 (2)	0.41 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.13	0.94	(0.58)	(0.16)	(0.05)
Total from investment operations	0.53	1.36	(0.16)	0.25	0.36
Less distributions (note 10):
Dividends from net investment income	(0.40)	(0.42)	(0.41)	(0.41)	(0.41)
Distributions from capital gains	–	–	–	(3)	(0.02)
Total distributions	(0.40)	(0.42)	(0.41)	(0.41)	(0.43)
Net asset value, end of period	$11.18	$11.05	$10.11	$10.68	$10.84
Total return (not reflecting sales charge)	4.95%	13.74%	(1.58)%	2.37%	3.42%
Ratios/supplemental data
Net assets, end of period (in millions)	$400	$370	$324	$336	$359
Ratio of expenses to average net assets	0.72%	0.73%	0.76%	0.75%	0.75%
Ratio of net investment income to average
net assets	3.65%	4.02%	3.89%	3.77%	3.82%
Portfolio turnover rate	9%	15%	15%	22%	16%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.72%	0.73%	0.74%	0.74%	0.74%

(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Less than $0.01 per share.

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C										Class Y
	Year Ended September 30,										Year Ended September 30,
	2010		2009		2008		2007		2006		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.04		$10.10		$10.68		$10.84		$10.90		$11.04	$10.10	$10.68	$10.84	$10.90
Income (loss) from investment operations:
Net investment income	0.30	(1)	0.33	(1)	0.33	(1)	0.32	(2)	0.32	(2)	0.42 (1)	0.44 (1)	0.43 (1)	0.43 (2)	0.43 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.14		0.94		(0.59)		(0.16)		(0.04)		0.14	0.93	(0.58)	(0.16)	(0.04))
Total from investment operations	0.44		1.27		(0.26)		0.16		0.28		0.56	1.37	(0.15)	0.27	0.39
Less distributions (note 10):
Dividends from net investment income	(0.31)		(0.33)		(0.32)		(0.32)		(0.32)		(0.42)	(0.43)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–		–		–		(3)		(0.02)		–	–	–	(3)	(0.02)
Total distributions	(0.31)		(0.33)		(0.32)		(0.32)		(0.34)		(0.42)	(0.43)	(0.43)	(0.43)	(0.45)
Net asset value, end of period	$11.17		$11.04		$10.10		$10.68		$10.84		$11.18	$11.04	$10.10	$10.68	$10.84
Total return	4.07	%(4)	12.79	%(4)	(2.51	)%(4)	1.51	%(4)	2.64	%(4)	5.21%	13.92%	(1.52)%	2.52%	3.67%
Ratios/supplemental data
Net assets, end of period (in millions)	$29.3		$21.9		$17.7		$25.3		$32.9		$95.3	$84.9	$58.4	$49.2	$43.9
Ratio of expenses to average net assets	1.57%		1.58%		1.61%		1.60%		1.60%		0.57%	0.58%	0.61%	0.60%	0.60%
Ratio of net investment income to
average net assets	2.78%		3.15%		3.04%		2.92%		2.97%		3.80%	4.16%	4.04%	3.92%	3.97%
Portfolio turnover rate	9%		15%		15%		22%		16%		9%	15%	15%	22%	16%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	1.57%		1.58%		1.59%		1.59%		1.59%		0.57%	0.58%	0.59%	0.59%	0.59%

(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Less than $0.01 per share.
(4) Not reflecting CDSC.

See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees(1)
and Officers
Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Trust and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Interested Trustees(4)

Diana P. Herrmann New York, NY (02/25/58)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 1994
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(5) and parent of Aquila Investment Management LLC, Manager since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010)

John W. Mitchell Lake Oswego, OR (07/13/44)	Trustee since 1999	Principal of M & H Economic Consultants; Economist, Western Region, for U. S. Bancorp 1998-2007; Chief Economist, U.S. Bancorp, Portland, Oregon, 1983-1998; member, Oregon Governor's Council of Economic Advisors, 1984-1998; Chairman, Oregon Governor's Technical Advisory Committee for Tax Review in 1998.	1	Oregon Mutual Insurance; Western Capital Corporation

Trustees(1)
and Officers
			Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Trust and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Non-interested Trustees

James A. Gardner Terrebonne, OR (07/22/43)	Chair of the Board of Trustees since 2005 and Trustee since 1986	President, Gardner Associates, an investment and real estate firm, since 1989; Owner and Developer of Vandevert Ranch, Sunriver, Oregon since 1989; Founding Partner, Chairman Emeritus and previously Chairman (1991-2010), Ranch at the Canyons, Terrebonne, Oregon; President Emeritus and previously President (1981-1989), Lewis and Clark College and Law School; director, Oregon High Desert Museum, 1989-2003; active in civic, business and educational organizations in Oregon; writer on Native American and settlement history of Oregon.	1	None

Gary C. Cornia Orem, UT (06/24/48)	Trustee since 2002	Dean, Marriott School of Management, Brigham Young University, since 2008; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Professor, Marriott School of Management, 1980-present; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor's Tax Review Committee, 1993-2009.	5	Lincoln Institute of Land Policy, Cambridge, MA

Edmund P. Jensen Portland, OR (04/13/37)	Trustee since 2003	President and CEO, VISA International, 1994-1999; Vice Chairman and Chief Operating Officer, US Bancorp, 1974-1994.	1	BMG-Seltec, a software company; CreditCards.com, a credit card search company.

Trustees(1)
and Officers
Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Trust and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Ralph R. Shaw Portland, OR (08/23/38)	Trustee since 2000	President, Shaw Management Company, an investment counseling firm, 1980-present; General Partner, Shaw Venture Partners, 1983-2005; Shaw Venture Partners II, 1987-2005; and Shaw Venture Partners III, 1994-2005 (US Bancorp, parent of the Sub-Adviser, was a limited partner in these three ventures).	1	Schnitzer Steel Industries, Inc., Telestream, Inc., BMG Seltec Corporation, Rentrak Corporation, One-to-One Interactive, Optimum Energy Co.

Nancy Wilgenbusch Marylhurst, OR (09/17/47)	Trustee since 2002	President Emerita since 2008 and President 1984-2008, Marylhurst University; member, former Chair, Portland Branch of the Federal Reserve Bank of San Francisco; active board member of a number of civic organizations.	1	West Coast Bank; Cascade Corporation, a leading international manufacturer of lift truck attachments.

Other Individuals

Trustees Emeritus(6)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2005; Chairman of the Board of Trustees 1985-2004 and Trustee, 1985-2005
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.
			N/A	N/A

Trustees(1)
and Officers
Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Trust and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Vernon R. Alden Boston, MA (04/07/23)	Trustee Emeritus since 2006
Retired; former director or trustee of various Fortune 500 companies, including Colgate-Palmolive and McGraw Hill; formerly President of Ohio University and Associate Dean of the Harvard University Graduate School of Business Administration; Trustee, Narragansett Insured Tax-Free Income Fund, 1992-2006, Tax-Free Trust of Oregon, 1988-2001 and Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust, 1989-2001; member of several Japan-related advisory councils, including Chairman of the Japan Society of Boston; trustee of various cultural, educational and civic organizations.
			N/A	N/A

David B. Frohnmayer Eugene, OR (07/09/40)	Trustee Emeritus since 2003
President Emeritus and formerly President (1994-2009), University of Oregon; former Dean of the University of Oregon Law School and former Attorney General of the State of Oregon; Trustee, Tax-Free Trust of Oregon, 1997-2003.
			N/A	N/A

Patricia L. Moss Bend, OR (07/23/53)	Trustee Emerita since 2005	President and Chief Executive Officer, Cascade Bancorp and Bank of the Cascades since 1998; Trustee, Tax-Free Trust of Oregon, 2002-2005; active in community and educational organizations.	N/A	N/A

Trustees(1)
and Officers
Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Trust and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Chief Operating Officer of the Manager and the Manager’s parent since 2008; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.
			N/A	N/A

Marie E. Aro Denver, CO (02/10/55)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Hawaiian Tax-Free Trust, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Churchill Tax-Free Fund of Kentucky and Narragansett Insured Tax-Free Income Fund since 2010; Vice President, INVESCO Funds Group, 1998-2003.
			N/A	N/A

Trustees(1)
and Officers
Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Trust and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Officers

Paul G. O’Brien Charlotte, NC (11/28/59)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks Opportunity Growth Fund, Aquila Three Peaks High Income Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997 - 2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994 - 1997.
			N/A	N/A

Christine L. Neimeth Portland, OR (02/10/64)	Vice President since 1998	Vice President of Aquila Three Peaks Opportunity Growth Fund and Tax-Free Trust of Oregon.	N/A	N/A

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999-2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, U.S. Securities and Exchange Commission, 1972-1993.
			N/A	N/A

Trustees(1)
and Officers
Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Trust and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.	N/A	N/A

Edward M. W. Hines New York, NY (12/16/39)	Secretary since 1985
Of Counsel to Butzel Long, a professional corporation, counsel to the Trust, since 2010 and previously Shareholder since 2007; Partner of Hollyer Brady Barrett & Hines LLP, its predecessor as counsel, 1989-2007; Secretary of each fund in the Aquila Group of Funds.
			N/A	N/A

John M. Herndon New York, NY (12/17/39)	Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Manager or its predecessor and current parent since 1990.
			N/A	N/A

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010	Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIIA-CREF, 2007; Sr. Fund Accountant, JP Morgan Chase, 2003-2006.	N/A	N/A

Trustees(1)
and Officers
Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Trust and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.
			N/A	N/A

(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Oregon, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust. Mr. Mitchell is an interested person as a security holder of the Sub-Adviser’s parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund (formerly known as Aquila Rocky Mountain Equity Fund) is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the “Aquila Group of Funds.”

(6) A Trustee Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2010 and held for the six months ended September 30, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended September 30, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	5.09%	$1,000.00	$1,050.90	$3.69
Class C	4.65%	$1,000.00	$1,046.50	$8.03
Class Y	5.27%	$1,000.00	$1,052.70	$2.92

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.47	$3.63
Class C	5.00%	$1,000.00	$1,017.22	$7.92
Class Y	5.00%	$1,000.00	$1,022.23	$2.87

(1)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the “Trust”) was held on April 9, 2010. The holders of shares representing 83% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.
	Dollar Amount of Votes:

Trustee	For	Withheld

Gary C. Cornia	$396,406,326	$4,249,391
James A. Gardner	$396,586,630	$4,069,087
Diana P. Herrmann	$397,391,869	$3,263,848
Edmund P. Jensen	$397,384,961	$3,270,756
John W. Mitchell	$396,996,664	$3,659,053
Ralph R. Shaw	$396,472,194	$4,183,523
Nancy Wilgenbusch	$396,022,219	$4,633,498

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

Dollar Amount of Votes:

For	Against	Abstain

$391,152,897	$752,896	$8,749,924

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Renewal until June 30, 2011 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Trust and the Manager and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Manager and FAF Advisors, Inc. (the “Sub-Adviser”) was approved by the Board of Trustees and the independent Trustees in April, 2010. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	Copies of the agreements to be renewed;
•	A term sheet describing the material terms of the agreements;
•	The Annual Report of the Trust for the year ended September 30, 2009;
•
A report, prepared by the Manager containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

•	Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

     The Trustees acted on the Advisory Agreement and the Sub-Advisory Agreement separately but they considered each in conjunction with the other to determine the agreements’ combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Manager has provided all administrative services to the Trust. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

     The Manager has arranged for the Sub-Adviser to provide local management of the Trust’s portfolio. The Trustees noted that the Sub-Adviser employed Mr. Michael S. Hamilton as portfolio manager for the Trust, and had provided facilities for credit analysis of the Trust’s portfolio securities. Mr. Hamilton, based in Portland, Oregon, has provided local information regarding specific holdings in the Trust’s portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust’s portfolio, with which to assess the Trust as an investment vehicle for residents of Oregon in light of prevailing interest rates and local economic conditions.

     The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Oregon state-specific municipal bond funds, the portfolio of the Trust was of significantly higher quality and contained no securities subject to the alternative minimum tax.

     The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

The investment performance of the Trust.

     The Board reviewed each aspect of the Trust’s performance and compared its performance with that of its local competitors, with national averages and with a benchmark index. It was noted that the materials provided by the Manager indicated that the Trust had investment performance measured by total return that was generally comparable to the local Oregon competition, peer groups and benchmark index for the three-, five- and ten-year periods, but underperformed over the one-year period.

     The Board concluded that the performance of the Trust was acceptable in light of market conditions, the length of its average maturities, its investment objectives including portfolio quality and its long-standing emphasis on risk minimization, while observing that the Trust’s Sharpe and Treynor ratios, which measure risk-adjusted return, were slightly less favorable than those of several major in-state competitors. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement and the Sub-Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and the Sub-Adviser and their affiliates from their relationships with the Trust.

     The information provided in connection with renewal contained expense data for the Trust and its local competitors and peer group as well as data for single-state tax-free municipal bond funds nationwide, including data for such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust.

     The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide and by the Trust’s local competitors.

     The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

     The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     Data provided to the Trustees showed that the Trust’s average net asset size had increased in the most recent fiscal year after several years of general decline. The Trustees also noted that the materials indicated that the Trust’s fees were already lower than what those of its peers would be at comparable asset levels, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and the Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Trust.

     The Board observed that, as is generally true of most fund complexes, the Manager and the Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and the Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Later Development

     Subsequent to the April 2010 meeting at which the Board of Trustees approved the renewal of the Sub-Advisory Agreement, the ultimate parent of the Sub-Adviser agreed to sell a portion of the Sub-Adviser’s asset management business, including that part of its asset management business that sub-advises the Trust (see note 12 of the Trust’s financial statements.)

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended September 30, 2010, $17,862,526 of dividends paid by Tax-Free Trust of Oregon, constituting 99.19% of total dividends paid during fiscal year 2010, were exempt-interest dividends and $145,973 of dividends paid by the Trust constituting 0.81% of total dividends paid during the fiscal year were ordinary dividend income.

     Prior to February 15, 2011, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2010 calendar year.

PRIVACY NOTICE (unaudited)

Tax-Free Trust of Oregon

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
FAF ADVISORS, INC.
555 S.W. Oak Street
U.S. Bancorp Tower
Portland, Oregon 97204

Board of Trustees
James A. Gardner, Chair
Diana P. Herrmann, Vice Chair
Gary C. Cornia
Edmund P. Jensen
John W. Mitchell
Ralph R. Shaw
Nancy Wilgenbusch

Officers
Diana P. Herrmann, President
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Christine L. Neimeth, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of September 30, 2010 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $19,800 in 2009 and $20,800 in 2010.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,200 and $3,300 in 2009 and 2010, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f) No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 8, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer
December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 8, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 8, 2010

TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.